PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following at:

Classification	June 30, 2026	December 31, 2025
Vehicles	$447,700	$340,210
Leasehold improvements	1,690,532	1,656,123
Office furniture and fixtures	60,328	60,328
Tooling, machinery and equipment	11,406,922	9,876,922
Total property and equipment	13,605,482	11,933,583
Less: Accumulated depreciation and amortization	(4,347,000)	(3,731,626)
Property and equipment, net	$9,258,482	$8,201,957

Property and equipment, net consist of the following at:

Classification	December 31, 2025	December 31, 2024
Vehicles	$340,210	$335,218
Leasehold improvements	1,656,123	1,656,123
Office furniture & fixtures	60,328	57,362
Tooling, machinery and equipment	9,876,922	9,865,708
Total property and equipment	11,933,583	11,914,411
Less: Accumulated depreciation and amortization	(3,731,626)	(2,431,028)
Property and equipment, net	$8,201,957	$9,483,383